Borrowings	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Borrowings	Borrowings
Terms and conditions of outstanding borrowings as of 30 June 2023 and 2022 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2023 £’000	2022 £’000
Revolving Credit Facility	SONIA/ EURIBOR/SOFR + variable margin (1.00% - 1.65%)	2026	£—	£—
The Group has an unsecured, multicurrency bank revolving credit facility with a carrying amount of £nil at 30 June 2023 (2022: £nil). Commitment fees are charged on the undrawn balance of the facility. The available borrowing capacity under the Group’s revolving credit facility is £350.0 million less utilised ancillary facilities (HSBC bank guarantees: £8.8 million at 30 June 2023 and £18.5 million at 30 June 2022). The HSBC bank guarantees primarily relate to deferred consideration for the 2020 acquisition of Comtrade Digital Services, and a performance bond related to a fixed price contract in Germany.

The facility contains interest cover and net leverage financial covenants. The covenants are tested on a bi-annual basis based on trailing twelve months results. At 30 June 2023 and 30 June 2022, the Group complied with these financial covenants.
Guarantees
The Group has provided the following guarantees at 30 June 2023:
Parent Company Guarantees
The parent company provided guarantees relating to certain leases entered into by Endava Romania SRL in Romania and ICS Endava SRL in Moldova.
No claims are expected to arise from the above guarantees.
Bank Guarantees
Endava (UK) Ltd provided a holdback guarantee of €6.0 million in favour of Comtrade Group B.V. as part of the acquisition of CDS.
Endava GmbH provided a performance guarantee of €5.9 million in favour of DB Fernverkehr AG in relation to a contract with Deutsche Bahn to provide their Video On Demand experience for passengers.
Additionally, various other subsidiaries provided bank guarantees in relation to their leases of office space together with a small number of tender and performance guarantees.

No claims are expected to arise from above guarantees.